Retirement Plans and Other Retiree Benefits - Retirement Plans and Other Retiree Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in plan assets
Plan assets at beginning of period	$ 322,176
Plan assets at fair value at end of period	339,525	322,176
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	(6,510)	(12,320)	(5,178)
Prior service credits, net of tax	109	107	110
Defined Pension Benefit Plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	427,909	473,975
Service cost	2,854	3,318	3,211
Interest cost	19,904	18,244	19,061
Special termination benefits	48
Benefits paid	(24,842)	(21,294)
Actuarial (gain) loss	65,245	(46,334)
Benefit obligation at end of period	491,118	427,909	473,975
Change in plan assets
Plan assets at beginning of period	322,176	278,384
Employer contributions	25,873	31,989
Actual return on plan assets	16,318	33,097
Benefits paid	(24,842)	(21,294)
Plan assets at fair value at end of period	339,525	322,176	278,384
Accrued benefit costs and funded status of the plans	(151,593)	(105,733)
Accumulated benefit obligation	480,906	418,710
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	4.01%	4.83%
Salary rate	3.25%	3.25%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.83%	3.98%
Expected rate of return on plan assets	7.80%	7.80%
Rate of compensation increase	3.25%	3.25%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	6,510	12,094
Prior service credits, net of tax	(109)	(107)
Total	6,401	11,987
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial loss, net of tax	101,829	62,234
Prior service credits, net of tax	(391)	(500)
Total	101,438	61,734
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss	(18,018)	(10,319)
Prior service credits	172	172
Total	(17,846)	(10,147)
Other Postretirement Benefit Plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	95,315	107,704
Service cost	128	293	354
Interest cost	4,562	4,295	4,959
Employee contributions	356	443
Benefits paid	(3,741)	(3,853)
Plan amendments		797
Actuarial (gain) loss	19,466	(14,364)
Benefit obligation at end of period	116,086	95,315	107,704
Change in plan assets
Employer contributions	3,385	3,410
Employee contributions	356	443
Benefits paid	(3,741)	(3,853)
Accrued benefit costs and funded status of the plans	(116,086)	(95,315)
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	4.04%	4.90%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.90%	4.04%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax		226
Total		226
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial loss, net of tax	13,221	923
Total	13,221	923
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss	(596)
Total	$ (596)